Summary of significant accounting policies (Tables)	12 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Schedule of depreciation of property and equipment calculated based on declining balance

Computer equipment	30% on declining balance
Furniture and fixtures	20% on declining balance
Medical equipment	20% on declining balance
Building	10% on declining balance
Automobiles	30% on declining balance
Signs	10% on declining balance
Leasehold improvements	Straight line (Lesser of 10 years and Term of lease)

Schedule of property and equipment estimated useful life

As at September 30, 2023, the Company changed its estimate of the depreciation of property and equipment to be calculated based on the straight-line method using the estimated useful life of the assets, unless otherwise specified:

Computer equipment	3 years
Furniture and fixtures	5 years
Medical equipment	5 years
Building	20 years
Automobiles	5 years
Signs	10 years
Leasehold improvements	Lesser of 10 years and Term of lease

Schedule of intangible assets amortization calculated using declining balance method

Prior to September 30, 2023, amortization was calculated over the estimated useful lives of the assets using the declining balance method as follows:

Computer software	55% on declining balance
Domain (website)	30% on declining balance
Charter license	10% on declining balance
Customer lists	20% on declining balance

Schedule of intangible assets estimated useful life

As at September 30, 2023, the Company changed its estimate of amortization to be calculated based on the straight-line method using the estimated useful life of the assets as follows:

Computer software	3 years
Domain (website)	3 years
Charter license	10 years
Customer lists	5 years

Schedule of right of use assets estimated useful life

ROU assets are amortized on a straight-line basis over the shorter of the lease term or the estimated useful life of the asset, unless the lease transfers ownership of the underlying asset to the Company or contains a purchase option that is reasonably certain to be exercised. In such cases, amortization is based on the estimated useful life of the underlying asset. Typical estimated useful lives are as follows:

Buildings	3 to 10 years
Medical equipment	3 to 5 years